Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Unrealized net gains (losses) on short-term investments, equity securities	$ (646)	$ (2,481)
Realized net losses on short-term investments, equity securities	2,669	2,449
Gains (losses) on financial assets at fair value through profit or loss	3,315	4,930
Equity securities [member]
Disclosure of financial assets [line items]
Unrealized net gains (losses) on short-term investments, equity securities	(83,705)	3,298
Realized net losses on short-term investments, equity securities	0	(49)
Gains (losses) on financial assets at fair value through profit or loss	$ 83,705	$ (3,347)